Deferred Revenue (Tables)	12 Months Ended
Mar. 31, 2016
Zeecol Limited [Member]
Schedule of Deferred Revenue
	As at	As at
	31/03/16	31/3/15
Deferred revenue comprises:	$	$
Deposits from customers - current	632,772	-
Deposits from customers - non current	-	337,000
Total deferred revenue	632,772	337,000